Business Combinations (Tables)	12 Months Ended
Dec. 31, 2021
Business Combination and Asset Acquisition [Abstract]
Schedule Of Recapitalization

Recapitalization
Cash—STPC trust and working capital cash	$95,318
Cash—PIPE Financing	225,000
Non-cash net assets assumed from STPC	642
Less: fair value of assumed common stock Public Warrants and Private Placement Warrants	(50,850)
Less: transaction costs allocated to equity	(36,770)
Net impact on total stockholders’ equity	$233,340
Less: cash payments for transaction costs at Closing	(34,940)
Less: non-cash net assets assumed from STPC	(642)
Add: transaction costs allocated to equity	36,770
Add: fair value of assumed common stock Public Warrants and Private Placement Warrants	50,850
Net impact on net cash provided by financing activities	$285,378
Less: transaction costs included in net cash used in operating activities(a)	(11,693)
Total net increase in cash and cash equivalents	$273,685
(a)	Including transaction costs in the amount of $3,926 allocated to the Public Warrants and Private Placement Warrants which were expensed.

Schedule of Acquired Assets and Liabilities	The acquisition of the food grade white flake and soy flour manufacturing facility was accounted for as a business combination, and accordingly, the acquired assets and liabilities were recorded at their preliminary estimated fair value, as presented below:

Estimated Fair Value at
December 30, 2021
Assets:
Cash and cash equivalents	$56
Accounts receivable	10,729
Inventories	18,209
Prepaid expenses and other current assets	3,627
Property and equipment	60,000
Right of use asset	853
Other assets	2,000
Identified intangible assets	11,000
Goodwill	6,045
Total assets acquired	$112,519
Liabilities:
Accounts payable	4,661
Lease liability	853
Accrued expenses and other liabilities	4,940
Total liabilities assumed	$10,454
Total purchase price	$102,065

The acquisition of the soybean processing facility was accounted for as a business combination, and accordingly, the acquired assets and liabilities were recorded at their estimated fair value, as presented below:

Fair Value
at September 17, 2021
Assets:
Inventories	$3,932
Property and equipment	7,875
Right of use asset	785
Identified intangible assets	380
Goodwill	2,380
Total assets acquired	$15,352
Liabilities:
Accounts payable	—
Lease liability	785
Accrued expenses and other liabilities	—
Total liabilities assumed	$785
Total purchase price	$14,567

The acquisition of J&J was accounted for as a business combination, and accordingly, the acquired assets and liabilities were recorded at their estimated fair value, as presented below:

Fair Value at
May 31, 2019
Assets:
Accounts receivable	$7,827
Inventories	1,814
Prepaid expenses and other current assets	612
Property and equipment	4,033
Right of use asset	1,345
Identified intangible assets	8,950
Goodwill	1,878
Total assets acquired	$26,459
Liabilities:
Accounts payable	8,294
Lease liability	1,345
Accrued expenses and other liabilities	2,562
Total liabilities assumed	$12,201
Total purchase price	$14,258

The acquisition of SGI was accounted for as a business combination, and accordingly, the acquired assets and liabilities were recorded at their estimated fair value, as presented below:

Fair Value at
February 7, 2019
Assets:
Accounts receivable	$247
Inventories	70
Property and equipment	785
Right of use asset	33
IPRD	4,710
Goodwill	9,260
Total assets acquired	$15,105
Liabilities:
Accounts payable	1,047
Lease liability	33
Deferred revenue	211
Total liabilities assumed	$1,291
Total purchase price	$13,814